Common Stock (Details Narrative) (USD $)	1 Months Ended	3 Months Ended		12 Months Ended		0 Months Ended
	Oct. 31, 2012	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Sep. 23, 2012 Koko Ltd. [Member]
Stock issued during period for consideration of cash, shares					388,125
Stock issued during period for consideration of cash				$ 30,000	$ 83,115
Stock issued during period for oil and gas properties, shares		15,000		3,450,000	14,515,223
Stock issued during period for oil and gas properties		18,750			1,294,934
Value of shares on conversion of debt					60,497
Number of common shares issued on conversion of debt					351,144
Common stock, shares authorized		100,000,000		100,000,000	100,000,000
Common stock, shares issued		34,777,500		34,545,000	31,050,000
Common stock, shares outstanding		34,777,500		34,545,000	31,050,000
Stock issued during period for consideration of reverse merger, shares						3,450,000
Reverse stock split description	ne for two and a half reverse stock split of the Company’s outstanding common stock.
Stock issued during period, reverse stock splits				34,500,000
Stock issued during period for consideration of cash, units				30,000
Stock units issued during period for consideration of cash				30,000
Issuance of stock, price per unit				$ 1.00
Each stock unit's components description				Each unit sold consists of one share of the Company’s common stock, one Class A Redeemable Warrant, and one Class B Redeemable Warrant
Stock issued during period for settlement of accounts payable, shares				15,000
Stock issued during period for settlement of accounts payable				15,150
Issuance of stock price per share				$ 1.01
Gains (losses) on extinguishment of debt				$ 7,650